Document and Entity Information	Sep. 26, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 26, 2022
Entity Registrant Name	Zymeworks Inc.
Entity Incorporation, State or Country Code	A1
Entity File Number	001-38068
Entity Tax Identification Number	98-1398788
Entity Address, Address Line One	Suite 800
Entity Address, Address Line Two	114 East 4th Avenue
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V5T 1G4
City Area Code	604
Local Phone Number	678-1388
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value per share
Trading Symbol	ZYME
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001403752
Amendment Flag	false